Pension and Other Employee Benefit Plans - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized for contributions to the plans	¥ 3,601,000,000	¥ 3,391,000,000	¥ 1,987,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as prior service cost or benefit over the next fiscal year	318,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as actuarial loss over the next fiscal year	25,594,000,000
Fair value amount of Level 3 assets	1,226,058,000,000	1,276,783,000,000	1,005,422,000,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value amount of Level 3 assets	1,000,000,000	1,000,000,000
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value amount of Level 3 assets	1,000,000,000	1,000,000,000
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value amount of Level 3 assets	1,000,000,000	1,000,000,000
Pension plans defined benefit
Defined Benefit Plan Disclosure [Line Items]
Pension plan, contribution expected to be paid to the pension plans in the next fiscal year	¥ 49,000,000,000